Other assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
4	Other assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Current
Prepayment	79,727	3,867,250	3,006,492
Deposit	66,425	86,626	67,345
Other assets	-	3,666	2,850
	146,152	3,957,542	3,076,687

Non-current
Prepayment	-	779,173	605,748
Total	146,152	4,736,715	3,682,435

Other assets primarily consist of prepayments, deposits and other current assets. Prepayments primarily derived from professional services engaged for the (i) businesses, assets, and, operation acquisition matters, and (ii) corporate development and business consultancy, as well as the Directors & Officers’ Liability Insurance following the completion of IPO on April 11, 2025.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS